Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 127,978	$ 66,295
Trade receivables (net of allowance for credit losses of $ 543 and $ 1,317 at December 31, 2019 and June 30, 2020 (unaudited), respectively)	45,943	34,615
Unbilled receivables and contract assets	17,026	15,606
Investment in restricted deposit		22,890
Other receivables and prepaid expenses	9,041	7,817
Total current assets	199,988	147,223
LONG-TERM ASSETS:
Capitalized software development costs, net	23,543	23,953
Other intangible assets, net	39,096	34,035
Property and equipment, net	16,486	16,601
Operating lease right-of-use assets	50,231	49,539
Goodwill	186,094	170,703
Severance pay fund	5,839	5,106
Other long-term assets	6,017	5,261
Total long-term assets	327,306	305,198
Total assets	527,294	452,421
CURRENT LIABILITIES:
Trade payables	5,738	5,107
Employees and payroll accruals	29,282	26,710
Accrued expenses and other liabilities	35,161	33,864
Current maturities of Series B Debentures	19,796	9,898
Current maturities of operating lease liabilities	9,073	8,312
Deferred revenues	25,061	21,021
Total current liabilities	124,111	104,912
LONG-TERM LIABILITIES:
Series B Debentures, net of current maturities	98,434	58,850
Deferred tax liabilities	7,235	5,082
Other long-term liabilities	8,312	8,321
Long-term operating lease liabilities	44,319	43,394
Accrued severance pay	7,367	6,364
Total long-term liabilities	165,667	122,011
COMMITMENTS AND CONTINGENT LIABILITIES
REDEEMABLE NON-CONTROLLING INTEREST	458
Share capital:
Common shares of € 0.01 par value: Authorized: 70,000,000 shares at December 31, 2019 and June 30, 2020 (unaudited), respectively; Issued: 52,488,172 and 52,737,428 shares at December 31, 2019 and June 30, 2020 (unaudited), respectively; Outstanding: 50,159,876 and 50,409,132 shares at December 31, 2019 and June 30, 2020 (unaudited), respectively	700	697
Additional paid-in capital	220,725	217,014
Treasury shares, at cost - 2,328,296 Common shares at December 31, 2019 and June 30, 2020 (unaudited)	(9,423)	(9,423)
Accumulated other comprehensive loss	(3,712)	(2,381)
Retained earnings	26,980	17,912
Total Sapiens International Corporation N.V. shareholders’ equity	235,270	223,819
Non-controlling interests	1,788	1,679
Total equity	237,058	225,498
Total liabilities and equity	$ 527,294	$ 452,421